Document and Entity Information	9 Months Ended
Sep. 30, 2013
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Trading Symbol	PKD
Entity Registrant Name	PARKER DRILLING CO /DE/
Entity Central Index Key	0000076321
Entity Filer Category	Accelerated Filer